CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2022
EQUITY
Common shares, shares issued (in shares)	53,726,718	53,702,846	53,688,462
Common shares, shares outstanding (in shares)	53,726,718	53,702,846
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00		$ 1.00